Related party transactions - Details of transactions with related party (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Nov. 26, 2018
Disclosure of transactions between related parties [line items]
Royalty expense		$ 4,500		$ 5,300
Other expense		209		236
Right-of-use assets, net		4,308	$ 7,072	7,072		$ 3,598
Lease liabilities		4,672	7,577	7,577		4,675
Payments		2,072	3,459
Interest expenses		372	204	204
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate							4.60%
4.6% Senior notes with related party		34,014	38,778	38,778		39,454
Accrued interest on 4.6% Senior Notes with related party	$ 9,600
Payments		9,655		0
Interest expenses		1,682		1,762
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		2,314		2,565
Other expense		5,587		1,636
Accounts payable and accrued expenses		1,958	1,620	1,620		315
Other receivables		3	0	0		0
Right-of-use assets, net		2,238	5,634	5,634		854
Lease liabilities		2,335	5,685	5,685		1,061
Payments		1,076		1,384
Interest expenses		$ 243		111
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.60%
4.6% Senior notes with related party		$ 34,014	$ 38,778	38,778		$ 39,454
Accrued interest on 4.6% Senior Notes with related party		$ 936		$ 9,501	$ 7,852